Deconsolidation (Details)					6 Months Ended
	May 20, 2024 CNY (¥)	May 20, 2024 USD ($)	Apr. 06, 2023 CNY (¥)	Apr. 06, 2023 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Deconsolidation [Line Items]
Recognized loss			¥ 17,801,786	$ 2,526,259
Transfer amount	¥ 10	$ 1.4
Gain from disposal of equity interest	¥ 1,416,187	$ 198,713			¥ 1,416,187	$ 198,713	¥ 47,975
Fe-da Electronics Co., Ltd [Member]
Deconsolidation [Line Items]
Equity interest			100.00%	100.00%
Weidong Technology Co., Ltd. (“Weidong”) [Member]
Deconsolidation [Line Items]
Equity interest	100.00%	100.00%